Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Alpha Architect ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2020
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2020
Prospectus Date	rr_ProspectusDate	Feb. 04, 2020
Alpha Architect U.S. Quantitative Value ETF | Alpha Architect U.S. Quantitative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QVAL
Alpha Architect International Quantitative Value ETF | Alpha Architect International Quantitative Value ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IVAL
Alpha Architect U.S. Quantitative Momentum ETF | Alpha Architect U.S. Quantitative Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QMOM
Alpha Architect International Quantitative Momentum ETF | Alpha Architect International Quantitative Momentum ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IMOM
Alpha Architect Value Momentum Trend ETF | Alpha Architect Value Momentum Trend ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	VMOT